Annual Total Returns (Bar Chart) - American Global Diversification Trust (American Global Diversification Trust, Series I, American Global Diversification Trust)	12 Months Ended
May 01, 2011
American Global Diversification Trust | Series I, American Global Diversification Trust
Bar Chart Table:
2008	(34.72%)
2009	36.32%
2010	12.57%